Segment information (Tables)	3 Months Ended
Nov. 30, 2024
Segment information
Summary of reportable business segments

	Three months ended November 30, 2024
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	120,392		22,019	—	142,411
Revenue from other segments	10,000		—	(10,000)	—
Segment revenues	130,392		22,019	(10,000)	142,411
Segment gross profit (loss)	(37,311)		(9,929)	(3,200)	(50,440)

Segment profit (loss) before tax	(1,610,743)	[1]	48,539	(10,026)	(1,572,230)
Research and development	252,993		1,017	—	254,010
Office salaries and benefits	601,786		(111,841)	—	489,945

	Three months ended November 30, 2023
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	118,590		867,802	—	986,392
Revenue from other segments	18,894		6,908	(25,802)	—
Segment revenues	137,484		874,710	(25,802)	986,392
Segment gross profit (loss)	(28,743)		184,254	280,017	435,528

Segment profit (loss) before tax	1,126,640	[2]	(165,505)	7,135	968,270
Research and development	984,506		—	—	984,506
Office salaries and benefits	680,994		179,460	—	860,454

	As at November 30, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	21,595,409	1,753,763	(10,092,051)	13,257,121
Cash	833,179	130,401	—	963,580
Additions to property and equipment and intangibles	1,806	10,000	(3,200)	8,606
Segment liabilities	4,061,238	1,005,747	(941,374)	4,125,611
1.For the three-month period ended November 30, 2024, the segment loss for this segment includes a gain on derivative liabilities of $1,673,420 [see note 18].
2.For the three-month period ended November 30, 2023, the segment profit for this segment includes a gain on derivative liabilities of $5,411,168 [see note 18].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254